Trade and Other Payables (Details) - CHF (SFr)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses/Trade and Other Payables [Abstract]
Trade accounts payable - third parties		SFr 1,032,557	SFr 1,733,319
Other		168,263	104,678
Total trade and other payables	SFr 1,115,102	SFr 1,200,820	SFr 1,837,997